Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Current
Accrued compensation to employees	536	550
Accrued defined benefit plan liability (Refer to Note 2.14) (1)	1	1
Accrued expenses	986	612
Withholding taxes and others (1)	374	297
Retention money	2	2
Liabilities of controlled trusts	28	27
Deferred income- government grants(1)	1	—
Liability towards contingent consideration	9	10
Capital creditors	57	51
Other non-financial liabilities (1)	—	1
Other financial liabilities#	176	21
Total Current other liabilities	2,170	1,572
Non-current
Liability towards contingent consideration (Refer to Note 2.10)	7	12
Accrued compensation to employees	1	—
Accrued expenses	125	78
Accrued defined benefit liability (Refer to Note 2.14) (1)	49	44
Deferred income - government grants (1)	8	8
Deferred income (1)	1	2
Financial liability under option arrangements (Refer to Note 2.10)	86	95
Withholding taxes and others (1)	—	50
Other non-financial liabilities(1)	1	—
Other financial liabilities#	78	10
Total Non-current other liabilities	356	299
Total other liabilities	2,526	1,871
Financial liabilities included in other liabilities	2,091	1,468
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	17	25

(1)	Non-financial liabilities